Commitments and contingencies (Details Narrative) - USD ($)			12 Months Ended
	Nov. 04, 2025	May 10, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 30, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Offering value			$ 50,000	$ 790,000
Payment of indebtedness		$ 138,202.66
Kent Ridge Healthcare Singapore Pte. Ltd. (“KRHSG”) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage					100.00%	100.00%
At The Market Offering Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Offering value	$ 10,000,000